Investments in Associates and Joint Ventures (Details) - Schedule of investments joint ventures - Joint Ventures [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Joint Ventures (Details) - Schedule of investments joint ventures [Line Items]
Carrying amount	S/ 9,126	S/ 8,270
Logistica Quimicos del Sur S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments joint ventures [Line Items]
Class of share	Common
Interest in capital	50.00%	50.00%
Carrying amount	S/ 8,951	S/ 8,080
Constructora SK-VyV Ltda. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments joint ventures [Line Items]
Class of share	Common
Interest in capital	50.00%	50.00%
Carrying amount	S/ 31	S/ 34
Others [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments joint ventures [Line Items]
Interest in capital
Carrying amount	S/ 144	S/ 156